DIVESTITURE (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2022	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business		$ 37,635	$ 0	$ 0
Gain from business divestiture, see Note 7		$ 5,764	$ 0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SIS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business	$ 42,400
Divestiture business holdback	4,700
Divestiture business consideration	47,100
Gain from business divestiture, see Note 7	5,800
Divestiture business closing cost	$ 4,700